SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Goodvision AI Inc [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
ScheduleOfDeferredTaxAssetsAndLiabilitiesLineItem [Line Items]
Net operating loss carryforward	$ 206,245
Gross deferred tax assets	206,245
Less: Valuation allowance	(206,245)
Net deferred tax assets